Discontinued Operations and Disposal Groups (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment Owned, Balance, Shares	1,500,000
Investment Owned, Restricted, Cost	$ 6,000
Gain on disposal of product line	$ 4,992	$ 0	$ 0
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Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment Owned, Balance, Shares	8,000
Investment Owned, Restricted, Cost	$ 6,400
Gain on disposal of product line	$ 5,000